Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
Disclosure of components of income (loss) before taxes	(Loss) before taxes

($ millions)	2020	2019	2018
Switzerland	(585)	(274)	(227)
Foreign	(50)	(58)	(73)
Total (loss) before taxes	(635)	(332)	(300)

Disclosure of components of current and deferred income tax expense
Current and deferred income tax (expense)/income

($ millions)	2020	2019	2018
Switzerland	(14)	(34)	(77)
Foreign	(105)	(168)	(157)
Current income tax expense	(119)	(202)	(234)
Switzerland	96	(246)	78
Foreign	127	124	229
Deferred tax income/(expense)	223	(122)	307
Total income tax income/(expense)	104	(324)	73

Disclosure of reconciliation of tax rate	The main elements contributing to the difference between Alcon's overall applicable tax rate and the effective tax rate are summarized in the below table.

	2020		2019		2018
($ millions unless indicated otherwise)		%		%		%
Applicable tax rate	98	15.4%	39	11.7%	82	27.3%
Effect of disallowed expenditures	(20)	(3.1)%	(23)	(6.9)%	(26)	(8.7)%
Effect of equity-based compensation	(5)	(0.8)%	(1)	(0.3)%	(2)	(0.7)%
Effect of income taxed at reduced rates	4	0.6%	2	0.6%	2	0.7%
Effect of tax credits and allowances	9	1.4%	7	2.1%	13	4.3%
Effect of adjustments to contingent consideration and other liabilities	17	2.7%	11	3.3%	11	3.7%
Effect of option payments	(6)	(0.9)%	(12)	(3.6)%	(17)	(5.7)%
Effect of tax rate changes(1)	10	1.6%	(342)	(103.0)%	(14)	(4.7)%
Effect of changes in uncertain tax positions	(8)	(1.3)%	10	3.0%	(33)	(11.0)%
Effect of other items	(10)	(1.6)%	(2)	(0.6)%	(4)	(1.2)%
Effect of prior year items(2)	15	2.4%	(13)	(3.9)%	61	20.3%
Effective tax rate	104	16.4%	(324)	(97.6)%	73	24.3%
(1)Effect of tax rate changes in 2019 relates primarily to the adoption of the Swiss Tax Reform which resulted in a non-cash tax increase in tax expense of $304 million for the re-measurement of the Swiss deferred tax balances and a $31 million re-measurement of US deferred tax balances as a result of rate changes in the US following legal entity reorganizations executed related to the Spin-off.
(2) In 2020 and 2019, the prior year items relate to changes in certain estimates which resulted in a $15 million tax benefit and $13 million tax expense, respectively. In 2018, the prior year items relate to an out of period income tax benefit of $61 million which Alcon concluded was not material to the current period or the prior periods to which they relate.